Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2019
Financial Instruments [Abstract]
Schedule of financial instruments carried at fair value level 3
Financial liabilities- derivatives measured at fair value through profit or loss Thousands USD
Balance as of January 1, 2019	--
Issuances	10,201
Exercises	(81)
Total gains recognized in profit or loss (*)	(7,316)
Balance as of June 30, 2019	2,804

Schedule of issuance of rights to purchase and warrants
February 2019
	(Issuance date)	June 30, 2019
ADS price (in US$)	0.87	0.48
Exercise price (in US$- rights to purchase-warrants)	0.75-0.8625	0.75-0.8625
Expected term (in years- rights to purchase-warrants)	0.5-5	0.1-4.6
Expected volatility (rights to purchase-warrants)	63.1-62.4%	57.1-61.7%
Risk-free interest rate (rights to purchase-warrants)	2.51-2.55%	1.97-1.80%
Dividend yield	0%	0%

Schedule of fair value sensitivity analysis of level 3 financial instruments carried at fair value
	June 30, 2019
	Increase	Decrease
	Profit or loss
	Thousands USD
Change in volatility of 5%	(315)	321
Change in volatility of 10%	(622)	647